Long-Term Bank Loan (Details) - Schedule of long-term bank loan - 12 months ended Dec. 31, 2022	USD ($)	CNY (¥)
Debt Instrument [Line Items]
Total	$ 724,932	¥ 5,000,000
Bank of Communications [Member]
Debt Instrument [Line Items]
Company	Huadong
Rate	3.50%
Issuance Date	Nov. 03, 2022
Expiration Date	Apr. 25, 2024
Total	$ 724,932	¥ 5,000,000